Defiance Daily Target 2X Long KEEL ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 42.3%
Money Market Funds - 10.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	490,006	$490,006

U.S. Treasury Bills - 32.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,520,000	1,516,352

TOTAL SHORT-TERM INVESTMENTS (Cost $2,005,994)		2,006,358

TOTAL INVESTMENTS - 42.3% (Cost $2,005,994)		$2,006,358
Other Assets in Excess of Liabilities - 57.7%		2,731,727
TOTAL NET ASSETS - 100.0%		$4,738,085

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long KEEL ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 31.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Keel Infrastructure Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(d)	09/08/2028	$1,493,002	$537,054
Keel Infrastructure Corp.	Clear Street LLC	Receive	OBFR + 21.00%	Termination(c)	02/08/2028	1,478,376	523,913
Keel Infrastructure Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	06/01/2033	1,568,150	(31,616)
Keel Infrastructure Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	04/29/2033	1,647,550	258,185
Keel Infrastructure Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(e)	01/31/2033	1,627,700	600,537
Keel Infrastructure Corp.	Nomura Securities International, Inc.	Receive	OBFR + 27.50%	Termination(a)	03/31/2033	1,627,700	(374,839)
							1,513,234

Net Unrealized Appreciation (Depreciation)							1,513,234

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.